Accounting pronouncements	12 Months Ended
Dec. 31, 2012
Accounting pronouncements
Accounting pronouncements

4    Accounting pronouncements

a) Newly issued accounting pronouncements

          Accounting Standards Update ("ASU") number 2013-02: Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income: The objective of this Update is to improve the reporting of reclassifications out of accumulated other comprehensive income. The amendments in this Update seek to attain that objective by requiring an entity to report the effect of significant reclassifications out of accumulated other comprehensive income on the respective line items in net income if the amount being reclassified is required under US GAAP. The amendments in this ASU are effective for public entities for fiscal years beginning after December 15, 2012.

          ASU number 2013-01: Balance Sheet (Topic 210): The main objective in developing this Update is to address implementation issues about the scope of Accounting Standards Update No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. The amendments clarify that the scope of Update 2011-11 applies to derivatives accounted for in accordance with Topic 815, Derivatives and Hedging, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with Section 210-20-45 or Section 815-10-45 or subject to an enforceable master netting arrangement or similar agreement. The effective date is the same as the effective date of Update 2011-11.

          ASU number 2012-02: Intangibles—Goodwill and Other (Topic 350). The objective of this ASU is to reduce the cost and complexity of performing an impairment test for indefinite-lived intangible assets by simplifying how an entity tests those assets for impairment and to improve consistency in impairment testing guidance among long-lived asset categories. The amendments in this ASU are effective for annual and interim impairment tests performed for public entities for fiscal years and interim periods beginning after September 15, 2012.

          The Company does not expect these updates to have a significant impact on its financial statements.